    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2003


                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /

                        POST-EFFECTIVE AMENDMENT NO. 52       /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /

                               AMENDMENT NO. 54               /X/


                                   ----------

                              SEI TAX EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

   Richard W. Grant, Esquire                  Thomas P. Lemke, Esquire
   Morgan, Lewis & Bockius LLP                Morgan, Lewis & Bockius LLP
   1701 Market Street                         1111 Pennsylvania Avenue, N.W.
   Philadelphia, Pennsylvania 19103           Washington, DC 20036

                                   ----------

      Title of Securities Being Registered. . .Units of Beneficial Interest

                                   ----------

  It is proposed that the filing will become effective (check appropriate box)

         /X/   Immediately upon filing pursuant to paragraph (b) of Rule 485, or
         / /   On [date] pursuant to paragraph (b) of Rule 485, or

         / /   75 days after filing pursuant to paragraph (a)(2), or

         / /   On [date] pursuant to paragraph (a) of Rule 485

================================================================================

SEI INVESTMENTS



FIXED INCOME

SHORT DURATION MUNICIPAL FUND


CLASS A


PROSPECTUS AS OF
NOVEMBER 12, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI TAX EXEMPT TRUST

ABOUT THIS PROSPECTUS

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Short Duration Municipal Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


          Principal Investment Strategies and Risks,
            Performance Information and Expenses                                                2
          ---------------------------------------------------------------------------------------
          More Information About Fund Investments                                               4
          ---------------------------------------------------------------------------------------
          Investment Adviser and Sub-Adviser                                                    4
          ---------------------------------------------------------------------------------------
          Purchasing and Selling Fund Shares                                                    5
          ---------------------------------------------------------------------------------------
          Dividends, Distributions and Taxes                                                    8
          ---------------------------------------------------------------------------------------
          How to Obtain More Information About SEI Tax Exempt Trust                    Back Cover
          ---------------------------------------------------------------------------------------


MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state or local tax depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION

The Short Duration Municipal Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SHORT DURATION MUNICIPAL FUND

FUND SUMMARY

INVESTMENT GOAL:                    High level of income exempt from Federal income tax consistent with the preservation of capital

SHARE PRICE VOLATILITY:             Low

PRINCIPAL INVESTMENT STRATEGY:      Utilizing a sub-adviser experienced in selecting municipal securities, the
                                    Fund invests in investment grade municipal securities

INVESTMENT STRATEGY

The Short Duration Municipal Fund invests substantially all (at least 80%) of its assets in investment grade municipal securities that generate income exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its views on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

As of November 12, 2003, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                        CLASS A SHARES
---------------------------------------------------------------------------------------------
Investment Advisory Fees                                                              0.33%
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                             None
---------------------------------------------------------------------------------------------
Other Expenses                                                                        0.54%*
=============================================================================================
  Total Annual Fund Operating Expenses                                                0.87%**
=============================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Administrator is voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Short Duration Municipal Fund -- Class A Shares                                       0.60%
--------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                1 YEAR       3 YEARS
------------------------------------------------------------------------------------
Short Duration Municipal Fund -- Class A Shares                  $  89        $  278
------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of September 30, 2003, SIMC had approximately $46.2 billion in assets under management. The Fund will pay SIMC investment advisory fees of 0.33% of the average daily net assets of the Fund.


SUB-ADVISER AND PORTFOLIO MANAGER


Weiss, Peck & Greer Investments (WPG), located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser to the Short Duration Municipal Fund. Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, and William Furrer, Principal and Senior Portfolio Manager, manage the portion of the Short Duration Municipal Fund's assets allocated to WPG. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 22 years of investment experience. Mr. Furrer joined WPG's municipal group in 1990.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund promptly in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares of the Fund for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.


FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediaries) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Fund intends to distribute Federally tax-exempt income. A portion of the income distributed by the Fund may be exempt from your state and local income taxes depending on the investments of the Fund. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated November 12, 2003, includes more detailed information about the SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:


By Telephone:  Call 1-800-DIAL-SEI


By Mail:       Write to the Fund at:

               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust's Investment Company Act registration number is
811-3447.

CMS-F-026 (11/03)

                              SEI TAX EXEMPT TRUST

Administrator:
SEI Investments Fund Management

Distributor:
SEI Investments Distribution Co.

Investment Adviser:
SEI Investments Management Corporation

Investment Sub-Adviser:

Weiss, Peck & Greer Investments


This Statement of Additional Information ("SAI") is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A shares of the Short Duration Municipal Fund dated November 12, 2003. The Prospectus may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


November 12, 2003

                                TABLE OF CONTENTS


THE TRUST                                                                   S-1
INVESTMENT OBJECTIVE AND POLICIES                                           S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                       S-2
     Commercial Paper                                                       S-2
     Fixed Income Securities                                                S-2
     Futures and Options on Futures                                         S-3
     Illiquid Securities                                                    S-4
     Municipal Securities                                                   S-5
     Obligations of Domestic Banks, Foreign Banks                           S-6
     and Foreign Branches of U.S. Banks
     Repurchase Agreements                                                  S-6
     Securities of Other Investment Companies                               S-7
     Standby Commitments and Puts                                           S-7
     U.S. Government Securities                                             S-8
     Variable Floating Rate Instruments                                     S-9
     When-Issued Securities                                                 S-9
INVESTMENT LIMITATIONS                                                      S-10
THE ADVISER AND SUB-ADVISER                                                 S-12
THE ADMINISTRATOR AND TRANSFER AGENT                                        S-13
DISTRIBUTION AND SHAREHOLDER SERVICING                                      S-14
CUSTODIAN                                                                   S-15
INDEPENDENT AUDITOR                                                         S-15
LEGAL COUNSEL                                                               S-15
TRUSTEES AND OFFICERS OF THE TRUST                                          S-15
PROXY VOTING POLICIES AND PROCEDURES                                        S-21
PERFORMANCE                                                                 S-22
COMPUTATION OF YIELD                                                        S-23
CALCULATION OF TOTAL RETURN                                                 S-23
DETERMINATION OF NET ASSET VALUE                                            S-24
PURCHASE AND REDEMPTION OF SHARES                                           S-25
TAXES                                                                       S-26
PORTFOLIO TRANSACTIONS                                                      S-28
PORTFOLIO TURNOVER                                                          S-31
DESCRIPTION OF SHARES                                                       S-31
LIMITATION OF TRUSTEES' LIABILITY                                           S-31
CODE OF ETHICS                                                              S-32
SHAREHOLDER LIABILITY                                                       S-32
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         S-32
APPENDIX A DESCRIPTION OF RATINGS                                           A-1

THE TRUST

GENERAL. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. Shareholders may purchase shares in certain funds through separate classes, which may provide for variations in shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends. This Statement of Additional Information ("SAI") relates to the Short Duration Municipal Fund (the "Fund").

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. The shareholders of each fund or class will vote separately on matters relating solely to that fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVE AND POLICIES

SHORT DURATION MUNICIPAL FUND - The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in municipal securities the interest of which is exempt from Federal income taxes based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

The Fund may purchase the following types of municipal securities, but only if such securities at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by the Fund's sub-adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

The municipal securities that the Fund invests in are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating

Organization (each an "NRSRO"), or, if not rated, are determined to be of comparable quality by the Fund's sub-adviser. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Fund's sub-adviser will review the situation and take appropriate action with regard to the security. The Description of Ratings in Appendix A of this Statement of Additional Information sets forth a description of the bond rating categories of several NRSROs.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objective and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the sub-adviser, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. The Fund's sub-adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities or other issuers. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value. Additional information regarding fixed income securities is described below and in the sub-section entitled "Variable and Floating Rate Instruments":

DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which the Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the rules and U.S. Securities and Exchange Commission's (the "SEC") interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Fund's sub-adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the sub-adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

MUNICIPAL SECURITIES. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed-upon date and at an agreed-upon price, which included principal and interest. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the sub-adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The sub-adviser continually monitors compliance with this requirement, as well as the on-going financial condition and creditworthiness of the counter party. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the sub-adviser, liquidity or other considerations so warrant.


SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. Pursuant to Section 12 of the 1940 Act, the Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SEI Investments Management Corporation, however, have obtained an order from the SEC that permits the Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of
Section 12 of the 1940 Act.


The Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.


STANDBY COMMITMENTS AND PUTS. The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit their put transactions to institutions which the sub-adviser believes present minimal credit risks, and the sub-adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately

Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will segregate or earmark liquid assets with the custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund and may not be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding share, whichever is less.

The Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with the approval of the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.


4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.


5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentage limitations (except for the limitations on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security. For purposes of the industry concentration limitation specified in the SAI, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

THE ADVISER AND SUB-ADVISER

THE ADVISER


GENERAL. SEI Investments Management Corporation ("SIMC") serves as the investment adviser to the Fund. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC currently serves as adviser to 8 investment companies, including more than 45 funds, with aproximately $46.2 billion in assets as of September 30, 2003.


MANAGER OF MANAGERS STRUCTURE. SIMC acts as the investment adviser to the Fund and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Fund will notify shareholders in the event of any addition or change in the identity of its sub-advisers.


SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the Fund's sub-advisers are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. Sub-advisers also are responsible for managing their employees who provide services to the Fund. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.


Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUND DUE TO ITS RESPONSIBILITY TO OVERSEE THE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

ADVISORY AGREEMENT WITH THE TRUST. SIMC serves as the investment adviser for the Fund under an investment advisory agreement with the Trust (the "Advisory Agreement"). The Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to the

Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or by SIMC on 90 days' written notice to the Trust.

ADVISORY FEES. For its advisory services under the Advisory Agreement, the Fund will pay SIMC a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Fund.


THE SUB-ADVISER AND PORTFOLIO MANAGER

THE SUB ADVISER. Weiss, Peck & Greer Investments, ( "WPG"), serves as sub-adviser to the Short Duration Municipal Fund. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank.

SUB-ADVISORY AGREEMENT WITH SIMC. WPG serves as sub-adviser to the Fund under an investment sub-advisory agreement with SIMC (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the WPG shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to WPG, or by WPG on 90 days' written notice to the Trust.


THE ADMINISTRATOR AND TRANSFER AGENT

GENERAL. SEI Investments Fund Management ("the Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (ii) by the Administrator on not less than 90 days written notice to the Trust.

DISTRIBUTION AND SHAREHOLDER SERVICING

GENERAL. SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business offices at Oaks, Pennsylvania 19456.

DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as the Fund's distributor pursuant to an amended and restated distribution agreement with the Trust dated September 12, 2002 (the "Distribution Agreement"). The Distribution Agreement must be specifically approved at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval.

The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

SHAREHOLDER SERVICE PLAN. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Service Plan"). Under this Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: (i) maintaining client accounts;
(ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided on investments; (iv) assisting clients in changing dividend options, account designations and addresses; (v) providing subaccounting with respect to shares beneficially owned by clients; (vi) providing share information on share positions to clients; (vii) forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices);
(viii) processing purchase, exchange and redemption orders; and (ix) processing dividend payments.

CUSTODIAN

Wachovia Bank, N.A. (formerly, First Union National Bank) (the "Custodian") serves as the custodian and wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. The Custodian's principal place of business is Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101.


INDEPENDENT AUDITOR

Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund, all of the other funds of the Trust and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust (the "Fund Complex"), which currently consists of approximately 54 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


BOARD MEMBERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES


ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1982)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Fund, Expedition Fund, The MDL Fund, SEI Global Master Fund plc, SEI Global Asset Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Index Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1982)--1701 Market Street, Philadelphia, PA 19103. Self-employed consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Fund, The MDL Fund, SEI Index Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.


* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

INDEPENDENT TRUSTEES


F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1982)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania since 2003; Founder and Principal, Grecoventures Ltd., 1999-2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997;

Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

NINA LESAVOY (DOB 07/24/57) - Trustee (since 2003) - Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000-December 2001; Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust.


BOARD STANDING COMMITTEES. The Board has established the following standing committees:


- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. The approval of the Advisory Agreement and the Sub-Advisory Agreement (collectively referred to as the "Investment Advisory Agreements") must be specifically approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. In connection with these approvals, the Board requests and reviews a wide variety of information from SIMC and WPG. The Trustees use this information, as well as other information that SIMC, WPG and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to approve each Investment Advisory Agreement.

Before meeting for the approval of the Investment Advisory Agreements, the Board requested and received written materials from SIMC and WPG about: (a) the quality of SIMC's and WPG's investment management and other services; (b) SIMC's and WPG's investment management personnel; (c) SIMC's and WPG's operations and financial condition; (d) SIMC's and WPG's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and WPG charges the Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and WPG's profitability from its Fund-related operations; (h) SIMC's and WPG's compliance systems; (i) SIMC's and WPG's policies on and compliance procedures for personal securities transactions; (j) SIMC's and WPG's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from SIMC and WPG presented additional oral and/or written information to the Board to help the Board evaluate SIMC's and WPG's fee and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and SIMC's and WPG's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of each Investment Advisory

Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve each Investment Advisory Agreement in consideration that: (i) the terms of the Investment Advisory Agreement are fair and reasonable; and (ii) SIMC's and WPG's fees are reasonable in light of the services that SIMC and WPG provide to the Fund.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                                  AGGREGATE DOLLAR RANGE OF
                                   DOLLAR RANGE OF FUND SHARES                             SHARES
          NAME                                (FUND)*                                  (FUND COMPLEX)*
-------------------------    -----------------------------------------    --------------------------------------------
Mr. Nesher                                      **                                       Over $100,000

Mr. Doran                                       **                                           None

Mr. Gooch                                       **                                       Over $100,000

Mr. Storey                                      **                                           None

Mr. Sullivan                                    **                                           None

Ms. Greco                                       **                                           None

Ms. Lesavoy***                                  **                                           None


----------
* Valuation date is December 31, 2002.
** Not in operation during the period.

***Ms. Lesavoy was appointed a Trustee as of September 17, 2003.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                             PENSION OR RETIREMENT         ESTIMATED ANNUAL         TOTAL COMPENSATION
                          AGGREGATE           BENEFITS ACCRUED AS            BENEFITS UPON          FROM THE TRUST AND
      NAME              COMPENSATION         PART OF  FUND EXPENSES           RETIREMENT               FUND COMPLEX*
------------------    ------------------    ------------------------    ----------------------    ----------------------
Mr. Nesher                   $      0                N/A                        N/A                       $       0
Mr. Doran                    $      0                N/A                        N/A                       $       0
Mr. Gooch                    $ 18,391                N/A                        N/A                       $ 133,000
Mr. Storey                   $ 18,391                N/A                        N/A                       $ 133,000
Mr. Sullivan                 $ 18,391                N/A                        N/A                       $ 133,000
Ms. Greco                    $ 18,391                N/A                        N/A                       $ 133,000
Ms. Lesavoy                          *                  *                          *                               *

----------

*Ms. Lesavoy was appointed a Trustee as of September 17, 2003 and did not serve as a Trustee for the most recently completed fiscal year end.


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since
1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since 2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.




LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since
1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1988-2000).


CORI DAGGETT (DOB 10/03/61)- Vice President and Assistant Secretary (since 2003)
- Employed by SEI Investments since 2003. Associate at Drinker Biddle & Reath, LLP (law firm) (1998-2003).

PEDRO A. RODRIGUEZ (DOB 01/18/62) - Controller and Chief Financial Officer (since 2003) - Director, Fund Accounting and Administration, SEI Investments Global Funds Services (March 1997 to April 2002 and September 2002 to Present). Vice President, Fund Administration, BlackRock Financial Management (April 2002 to September 2002).

                      PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


PERFORMANCE

From time to time, the Fund may include its yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The Fund's yield refers to the annualized income generated by an investment in the Fund over a specified 30-day period. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of the Fund is calculated from two factors: the amount of dividends earned by the Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

The Fund's yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 w 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of the Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1 + T)n = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the aftertax value, according to the following formulas: P (1+T)n = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available or the sub-adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or the sub-adviser deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Trust's Board of Trustees.

SIMC and the sub-adviser reasonably believe that prices provided by independent pricing agents are reliable, however, there can be no assurance that a pricing service's prices will be reliable. The pricing service relies on a variety of information in making its determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by SIMC and the Administrator under the general supervision of the Trustees.

PURCHASE AND REDEMPTION OF SHARES

Purchase and redemptions of Fund shares may be made on any day the New York Stock Exchange ("NYSE") is open for business. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Administrator, SIMC, the Fund's sub-adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

TAXES

FEDERAL INCOME TAX. The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is expected that the Fund will receive income generally in the form of interest derived from the Fund's investments. Distributions of net investment income by the Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, the Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distribution of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shares have been held in the Fund.

The Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of the Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund is required by Federal law to withhold 30% (for 2002 and 2003) of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that; (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) that the shareholder is a U.S. citizen or resident alien.

The Fund within the Trust is generally treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to the Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

The Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If the Fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders.

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Because the Fund anticipates receiving only interest income, no dividends of the Fund are expected to qualify for the dividends received deduction.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Fund and will be applied uniformly to all dividends declared with respect to the Fund during that year. This percentage may differ from the actual percentage for any particular day. The Fund will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Depending upon applicable state and local law, shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and on capital gains distributions, if any. The Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.

Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

PORTFOLIO TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

BROKERAGE SELECTION. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the sub-adviser are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the sub-adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Fund's sub-adviser may select a broker based upon brokerage or research services provided to SIMC or the sub-adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits SIMC and the sub-adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the sub-adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (E.G., clearance, settlement, and custody). In the case of research services, SIMC or the sub-adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the sub-adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the sub-adviser will be in addition to and not in lieu of the services required to be performed by SIMC or the Fund's sub-adviser under the Advisory Agreement or Sub-Advisory Agreement, respectively. Any advisory or other fees paid to SIMC or the sub-adviser are not reduced as a result of the receipt of research services.

In some cases SIMC or the sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the sub-adviser, as applicable, make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the sub-adviser each faces a potential conflict of interest, but SIMC and the sub-adviser believe that their respective allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.


From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the sub-adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC or the sub-adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's adviser and sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules, or any orders, of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Fund's expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

PORTFOLIO TURNOVER

It is expected that the Fund's portfolio turnover rate will normally not exceed 100%. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the investment advisers, sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of the date of this SAI, no persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

                                   APPENDIX A
                             DESCRIPTION OF RATINGS

     MUNICIPAL NOTE RATINGS - An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     -    Note rating symbols are as follows:

     SP-1- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 - Satisfactory capacity to pay principal and interest.

     Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

     MUNICIPAL AND CORPORATE BOND RATINGS - Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

     Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

     Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     COMMERCIAL PAPER RATINGS - Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

     Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

                            PART C. OTHER INFORMATION

ITEM 23.   EXHIBITS:

          (a)(1)    Registrant's Declaration of Trust is incorporated herein
                      by reference to Exhibit 1(a) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(2)    Amendment to the Registrant's Declaration of Trust, dated
                      July 30, 1982, is incorporated herein by reference to
                      Exhibit 1(b) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(3)    Amendment to the Registrant's Declaration of Trust, dated
                      May 23, 1986, is incorporated herein by reference to
                      Exhibit 1(c) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(4)    Amendment to the Registrant's Declaration of Trust, dated
                      April 8, 1987, is incorporated herein by reference to
                      Exhibit 1(d) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(5)    Amendment to the Registrant's Declaration of Trust, dated
                      December 23, 1988, is incorporated herein by reference to
                      Exhibit 1(e) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(6)    Amendment to the Registrant's Declaration of Trust, dated
                      June 16, 1989, is incorporated herein by reference to
                      Exhibit 1(f) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(7)    Amendment to the Registrant's Declaration of Trust, dated
                      July 5, 1989, is incorporated herein by reference to
                      Exhibit 1(g) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (a)(8)    Amendment to the Registrant's Declaration of Trust, dated
                      November 15, 1989, is incorporated herein by reference to
                      Exhibit 1(h) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (b)(1)    Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.
          (c)       Not Applicable.
          (d)(1)    Amended and Restated Investment Advisory Agreement with
                      Weiss, Peck & Greer Advisers, L.L.C. is incorporated by reference to Exhibit (d)(1) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (d)(2)    Investment Advisory Agreement with SEI Investments
                      Management Corporation, formerly known as SEI Financial Management Corporation, is incorporated herein by reference to Exhibit 5(j) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

          (d)(3)    Investment Sub-Advisory Agreement with Deutsche Asset
                      Management Inc. is incorporated herein by reference to Exhibit (d)(12) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (file No. 2-76990) filed with the Securities and Exchange Commission on October 13, 2000.
          (d)(4)    Schedule B to Investment Advisory Agreement between
                      Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is incorporated by reference to Exhibit (d)(4) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (d)(5)    Schedule C to Investment Advisory Agreement between
                      Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Massachusetts Tax Free Money Market Fund, is incorporated by reference to Exhibit (d)(5) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

          (d)(6)    Investment Sub-Advisory Agreement between SEI Investments
                      Management Corporation and Weiss, Peck & Greer, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is filed herewith.

          (d)(7)    Investment Sub-Advisory Agreement dated October 31, 2001
                      between SEI Investments Management Corporation and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.
          (d)(8)    Investment Sub-Advisory Agreement dated July 31, 2001
                      between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

          (d)(9)    Investment Sub-Advisory Agreement between SEI Investments
                      Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C., with respect to the Short Duration Municipal Fund is filed herewith.
          (d)(10)   Form of Schedule D to Investment Advisory Agreement
                      between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Short Duration Municipal Fund is filed herewith.
          (d)(11)   Amendment to Investment Sub-Advisory Agreement between SEI
                      Investments Management Company and Deutsche Asset Management with respect to the Pennsylvania Municipal Bond Fund is filed herewith.
          (d)(12)   Amendment to Investment Sub-Advisory Agreement between SEI
                      Investments Management Corporation and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is filed herewith.
          (d)(13)   Amendment to Investment Sub-Advisory Agreement between SEI
                      Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is filed herewith.
          (d)(14)   Amendment to Investment Sub-Advisory Agreement between SEI
                      Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is filed herewith.

          (e)(1)    Amended and Restated Distribution Agreement, dated
                      September 16, 2002, is incorporated by reference to Exhibit (e) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (e)(2)    Schedule B to the Distribution Agreement, dated September
                      17, 2003, is filed herewith.

          (f)       Not Applicable.
          (g)       Custodian Agreement is incorporated herein by reference to
                      Exhibit 8 of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
          (h)(1)    Amended and Restated Administration and Transfer Agency
                      Agreement, dated September 16, 2002, is incorporated by reference to Exhibit (h)(1) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

          (h)(2)    Schedule D to the Administration and Transfer Agency
                      Agreement, dated September 17, 2003, is filed herewith.
          (h)(3)    Shareholder Service Plan and Agreement relating to the
                      Class Y Shares is incorporated by reference to Exhibit
                      (h)(2) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (h)(4)    Form of Class A Shareholder Service Plan and Agreement is
                      incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.
          (h)(5)    Form of Class B Shareholder Service Plan and Agreement is
                      incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.
          (h)(6)    Form of Class B Administrative Services Plan and Agreement
                      is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.
          (h)(7)    Form of Class C Shareholder Service Plan and Agreement is
                      incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.
          (h)(8)    Form of Class C Administrative Services Plan and Agreement
                      is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.
          (i)       Opinion and Consent of Counsel is filed herewith.
          (j)       Consent of Independent Auditors is filed herewith.

          (k)       Not Applicable.
          (l)       Not Applicable.
          (m)       Not Applicable.
          (n)(1)    Amended and Restated Rule 18f-3 Plan is incorporated by
                      reference to Exhibit (n)(1) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

          (o)       Not Applicable.
          (p)(1)    Code of Ethics for SEI Tax Exempt Trust dated March 20,
                      2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.
          (p)(2)    Code of Ethics for SEI Investments Company dated December
                      2001 is incorporated by reference to Exhibit (p)(2) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (p)(3)    Code of Ethics for Deutsche Asset Management Inc. dated
                      April 2000 is incorporated herein by reference to Exhibit
                      (p)(3) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 13, 2000.
          (p)(4)    Code of Ethics for Weiss, Peck & Greer L.L.C. dated April
                      2000 is incorporated herein by reference to Exhibit (p)(4) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 13, 2000.
          (p)(5)    Code of Ethics for Standish Mellon Asset Management LLC
                      dated July 2000 is incorporated by reference to Exhibit
                      (p)(5) of Post Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.
          (p)(6)    Code of Ethics for McDonnell Investment Management, LLC is
                      incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

          (q)       Powers of Attorney for William M. Doran, F. Wendell Gooch,
                      Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Pedro A. Rodriguez, Nina Lesavoy and Robert A. Nesher are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 12, 2003.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

     See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.


ITEM 25.   INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

SEI INVESTMENTS MANAGEMENT CORPORATION


     SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") is the adviser for the Registrant's California Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Intermediate-Term Municipal, Short Duration Municipal and Massachusetts Tax Free Money Market Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Alfred P. West, Jr.                SEI Investments Company                 Director, Chairman & CEO
  Chairman, CEO, Director          SEI Investments Distribution Co.        Director, Chairman of the Board of Directors
                                   SEI Ventures, Inc.                      Director, Chairman, President
                                   SEI Funds, Inc.                         CEO, Chairman of the Board of Directors
                                   SEI Global Investments Corp.            Director, CEO, Chairman of the Board
                                   SEI Investments Global                  Chairman of the Board, CEO
                                     (Cayman), Limited
                                   SEI Global Capital                      Director, CEO, Chairman of the Board
                                     Investments, Inc.
                                   SEI Investments Management              Manager
                                     Corporation Delaware, L.L.C.
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Fund                    Chairman, CEO
                                     Management
                                   SEI Global Holdings                     Chairman of the Board, CEO
                                     (Cayman) Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Asset Korea                         Director
                                   SEI Venture Capital, Inc.               Director, Chairman of the Board, CEO
                                   SEI Insurance Group, Inc.               Director
                                   SEI Investments Global Funds            Chairman, CEO
                                     Services
                                   SEI Investments Management              Director, Chairman, CEO
                                     Corporation II
                                   SEI Inc. (Canada)                       Director

Edward D. Loughlin                 SEI Investments Company                 Executive Vice President,
  Director, Executive Vice                                                   President-Asset Management Division
  President
                                   SEI Investments                         Director, Executive Vice President
                                     Distribution Co.
                                   SEI Trust Company                       Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Funds, Inc.                         Executive Vice President
                                   SEI Advanced Capital                    Director, President
                                     Management, Inc.
                                   SEI Capital Limited (Canada)            Director
                                   SEI Investments Global Funds            Executive Vice President
                                     Services
                                   SEI Investments (France)                Board of Directors
                                   SEI Investments Management              Director, Executive Vice President
                                     Corporation II
                                   SEI Investments Fund                    Executive Vice President
                                     Management
                                   SEI Investments Canada                  Director
                                     Company

Carl A. Guarino                    SEI Investments Company                 Executive Vice President
  Director, Executive Vice         SEI Investments Distribution            Director, Executive Vice President
  President                          Company
                                   SEI Global Investments Corp.            Senior Vice President
                                   SEI Global Holdings                     Director
                                     (Cayman) Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Investments (Europe) Ltd.           Director
                                   SEI Investments (South Africa)          Director
                                     Limited
                                   SEI Investments (France)                Board of Directors
                                   SEI Venture Capital, Inc.               Executive Vice President
                                   SEI Investments--Unit Trust             Director
                                     Management (UK) Limited
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Management              Director, Executive Vice President
                                     Corporation II
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Investments Global, Limited         Director

Robert S. Ludwig                   SEI Funds, Inc.                         Vice President
  Senior Vice President, CIO       SEI Investments Fund                    Vice President, Team Leader
                                     Management
                                   SEI Investments Global Funds            Vice President, Team Leader
                                     Services
                                   SEI Investments Management              Senior Vice President, CIO
                                     Corporation II

Jack May                           SEI Investments                         Senior Vice President
  Senior Vice President              Distribution Co.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Investments Management              Senior Vice President
                                     Corporation II

James V. Morris                    SEI Investments Management              Senior Vice President
  Senior Vice President              Corporation II

Steve Onofrio                      SEI Investments Management              Senior Vice President
  Senior Vice President              Corporation II

Kevin P. Robins                    SEI Investments Company                 Senior Vice President
  Senior Vice President            SEI Investments                         Senior Vice President
                                     Distribution Co.
                                   SEI Investments Global                  Director
                                     (Cayman), Limited
                                   SEI Trust Company                       Director
                                   SEI Insurance Group, Inc.               Director, President
                                   SEI Global Holdings                     Director
                                     (Cayman) Inc.
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Private Trust Company               Director, Senior Vice President
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Giving Fund                         Director, President
                                   SEI Investments Management              Senior Vice President
                                     Corporation II
                                   LSV Asset Management                    Management Committee

Kenneth Zimmer                     SEI Investments Company                 Senior Vice President
  Senior Vice President            SEI Investments Management              Senior Vice President
                                     Corporation II

Timothy D. Barto                   SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments Distribution            Vice President, Assistant Secretary
                                     Company
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Investments Fund                    Vice President, Assistant Secretary
                                     Management
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Investments Global Funds            Vice President, Assistant Secretary
                                     Services
                                   SEI Family Office Services, LLC         Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II

Jay Brown                          SEI Investments Management              Vice President
  Vice President                     Corporation II

Robert Crudup                      SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Company                 Executive Vice President
                                   SEI Investments Management              Vice President
                                     Corporation II

Richard A. Deak                    SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments Distribution            Vice President, Assistant Secretary
                                     Company
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Investments Global Funds            Vice President, Assistant Secretary
                                      Services
                                   SEI Investments Management              Vice President, Assistant Secretary
                                      Corporation II
                                   SEI Investments Fund                    Vice President, Assistant Secretary
                                      Management
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant Secretary

Melissa Doran Rayer                SEI Investments Management              Vice President
  Vice President                     Corporation II

Michael Farrell                    SEI Investments Management              Vice President
  Vice President                     Corporation II
                                   SEI Investments Distribution            Vice President
                                     Co.

Vic Galef                          SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Lydia A. Gavalis                   SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments Distribution            Vice President, Assistant Secretary
                                     Company
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant Secretary
                                   SEI Investments Global Funds            Vice President, Assistant Secretary
                                     Services
                                   SEI Investments Fund                    Vice President, Assistant Secretary
                                     Management
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary

Greg Gettinger                     SEI Investments Company                 Vice President
  Vice President                   SEI Investments Distribution            Vice President
                                     Company
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President
                                   SEI Ventures, Inc.                      Vice President
                                   SEI Investments                         Vice President
                                     Developments, Inc.
                                   SEI Realty Capital Corporation          Vice President, Secretary
                                   SEI Funds, Inc.                         Vice President
                                   SEI Global Investments Corp.            Vice President
                                   SEI Advanced Capital                    Vice President
                                     Management, Inc.
                                   SEI Global Capital                      Vice President
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Management              Vice President
                                     Corporation II
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.


        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Kathy Heilig                       SEI Inc. (Canada)                       Vice President, Treasurer
  Vice President, Treasurer        SEI Investments Company                 Vice President, Treasurer, Chief Accounting Officer,
                                                                             Controller
                                   SEI Investments Distribution            Vice President
                                     Company
                                   SEI Ventures, Inc.                      Vice President, Treasurer
                                   SEI Insurance Group, Inc.               Vice President, Treasurer
                                   SEI Realty Capital Corporation          Vice President, Treasurer
                                   SEI Global Investments Corp.            Director, Vice President, Treasurer
                                   SEI Advanced Capital                    Director, Vice President, Treasurer
                                     Management, Inc.
                                   SEI Investments Global                  Vice President, Treasurer
                                     (Cayman), Limited
                                   SEI Primus Holding Corp.                Director, Vice President, Treasurer
                                   SEI Global Capital                      Director, Vice President, Treasurer
                                     Investments, Inc.
                                   SEI Investments Global Funds            Vice President, Treasurer
                                     Services
                                   SEI Investments Fund                    Vice President, Treasurer
                                     Management
                                   SEI Global Holdings                     Vice President, Treasurer, Assistant Secretary
                                     (Cayman) Inc.
                                   SEI Venture Capital, Inc.               Director, Vice President, Treasurer
                                   SEI Funds, Inc.                         Director, Vice President, Treasurer
                                   SEI Family Office Services, LLC         Vice President, Treasurer
                                   SEI Investments Management              Vice President, Treasurer
                                     Corporation II
                                   SEI Investments Management              Manager, Vice President, Treasurer
                                     Corporation Delaware, L.L.C.
                                   SEI Investments, Inc.                   Director, Vice President, Treasurer
                                   SEI Investments                         Director, Vice President, Treasurer
                                     Developments, Inc.

John Krzeminski                    SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Investments Fund                    Vice President
                                     Management

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Investments Management              Vice President
                                     Corporation II

Christine M. McCullough            SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments Distribution            Vice President, Assistant Secretary
                                     Company
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Investments Global Funds            Vice President, Assistant Secretary
                                     Services
                                   SEI Investments Fund                    Vice President, Assistant Secretary
                                     Management
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Private Trust Company               General Counsel

Carolyn McLaurin                   SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Investments Management              Vice President
                                     Corporation II

Roger Messina                      SEI Investments Management              Vice President
  Vice President                     Corporation II

Kathryn L. Stanton                 SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Giving Fund                         Vice President, Treasurer
                                   SEI Investments Management              Vice President
                                     Corporation II

Raymond B. Webster                 SEI Investments Management              Vice President
  Vice President                     Corporation II

Susan R. West                      SEI Investments Management              Vice President
  Vice President                     Corporation II

Lori L. White                      SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments                         Vice President, Assistant Secretary
                                     Distribution Co.
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Investments Global                  Vice President, Assistant Secretary
                                     Funds Services
                                   SEI Investments Fund                    Vice President, Assistant Secretary
                                     Management

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Mark S. Wilson                     SEI Investments Management              Vice President
  Vice President                     Corporation II

John D. Anderson                   SEI Investments Management              Vice President
  Vice President                     Corporation II

Scott W. Dellorfano                SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Scott C. Fanatico                  SEI Investments Distribution Co.        Vice President
   Vice President                  SEI Investments Management              Vice President
                                     Corporation II

Steven A. Gardner                  SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Bridget Jensen                     SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Global                  Vice President
                                     Funds Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Alan H. Lauder                     SEI Global Investments Corp.            Vice President
  Vice President                   SEI Investments (South Africa)          Director
                                     Limited
                                   SEI Investments Management              Vice President
                                     Corporation II

Paul Lonergan                      SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Ellen Marquis                      SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Global                  Vice President
                                     (Cayman), Limited
                                   SEI Investments Management              Vice President
                                     Corporation II
Sherry Kajdan Vetterlein           SEI Investments Company                 Vice President, Assistant Secretary
  Vice President,
  Assistant Secretary              SEI Investments Distribution Co.        Vice President, Assistant Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Developments, Inc.
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant Secretary
                                   SEI Advanced Capital                    Vice President, Assistant Secretary
                                     Management, Inc.
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Giving Fund                         Vice President, Assistant Secretary
                                   SEI Global Capital                      Vice President, Assistant Secretary
                                     Investments, Inc.
                                   SEI Investments Global                  Vice President, Assistant Secretary
                                     Funds Services
                                   SEI Investments                         Vice President, Assistant Secretary
                                     Fund Management
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Investments                         Vice President
                                     Global (Bermuda) Ltd.

William E. Zitelli, Jr.            SEI Investments Company                 Vice President, Assistant Secretary
  Vice President,
  Assistant Secretary              SEI Investments Distribution Co.        Vice President, Assistant Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary
                                   SEI Investments Global Funds Services   Vice President, Assistant Secretary
                                   SEI Investments Fund Management         Vice President, Assistant Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II
                                   SEI Investments Global (Bermuda) Ltd.   Vice President

John C. Munch                      SEI Investments Company                 Vice President, Assistant Secretary
  Vice President,
  Assistant Secretary              SEI Investments Distribution Co.        Vice President, Assistant Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant Secretary
                                   SEI Investments Developments, Inc.      Vice President, Assistant Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant Secretary
                                   SEI Advanced Capital Management, Inc.   Vice President, Assistant Secretary
                                   SEI Global Capital Investments, Inc.    Vice President, Assistant Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant Secretary
                                   SEI Investments Global Funds Services   Vice President, Assistant Secretary
                                   SEI Investments Fund Management         Vice President, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Venture Capital, Inc.               Vice President, Assistant Secretary
                                   SEI Investments Management              Vice President, Assistant Secretary
                                     Corporation II

Wayne M. Withrow                   SEI Investments Company                 Executive Vice President
  Senior Vice President            SEI Investments Distribution Co.        Senior Vice President
                                   SEI Investments Global Funds Services   Executive Vice President
                                   SEI Investments Fund Management         Executive Vice President
                                   SEI Investments Management              Senior Vice President
                                     Corporation II
                                   SEI Trust Company                       Director

Joanne Nelson                      SEI Investments Distribution Co.        Vice President
  Vice President

Rudolf F. Schmidt                  SEI Investments (South Africa)          Director
  Vice President                     Limited

David Campbell                                       --                                            --
  Senior Vice President

Al Chiaradonna                                       --                                            --
  Senior Vice President

Lori Heinel                                          --                                            --
   Senior Vice President

Brandon Sharrett                                     --                                            --
  Senior Vice President

Teresa Araco Rodgers               SEI Giving Fund                         Secretary
  Vice President

Kevin Barr                                           --                                            --
  Senior Vice President

Corinne Coyle                                        --                                            --
  Vice President

Ross Ellis                                           --                                            --
  Vice President
Philip McCabe                                        --                                            --
  Vice President

Steven Meyer                       SEI Investments Trustee & Custodial     Director
  Senior Vice President             Services (Ireland) Limited

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   SEI Investments Global Funds Services   Senior Vice President
                                   SEI Investments Fund Management         Senior Vice President
                                   SEI Investments Global (Bermuda) Ltd.   Director, Senior Vice President
                                   Lartington Limited                      Director

Rosanne Miller                     SEI Investments Company                 Vice President, Assistant Secretary
  Vice President, Assistant
  Secretary                        SEI Investments Distribution Co.        Vice President, Assistant Secretary

DEUTSCHE ASSET MANAGEMENT INC.

     DEUTSCHE ASSET MANAGEMENT INC. ("DAMI") is a sub-adviser for the Registrant's Pennsylvania Municipal Bond Fund. The principal business address of DAMI is 345 Park Avenue, New York, NY 10154. DAMI is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
David Baldt                                          --                                            --
  Executive Vice President

Gary Bartlett                                        --                                            --
  Executive Vice President

William Butterly                                     --                                            --
  Secretary, Executive Vice
  President

Lori Callahan                      Deutsche Bank Trust Company             Managing Director
  Director                           Americas (formerly Bankers
                                     Trust Company)

Warren Davis                                         --                                            --
  Executive Vice President

Thomas Flaherty                                      --                                            --
  Executive Vice President

Christopher Garnier                                  --                                            --
  Executive Vice President

Richard Goldman                                      --                                            --
  Executive Vice President

Audrey M. T. Jones                 The Small Cap Fund Inc.                 Director
  Executive Vice President

Gwyn Thomas                                          --                                            --
  Treasurer

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Joshua Weinrich                    Pseudo Programs, Inc.                   Director
  Senior Vice President            Deutsche Bank Trust Company             Director
                                     Americas (formerly Bankers
                                     Trust Company)

Natalie Zornitsky                                    --                                            --
  Senior Vice President

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC

     STANDISH MELLON ASSET MANAGEMENT COMPANY LLC ("SMAM"), previously known as Standish Ayer & Wood, Inc. ("SAW"), is a sub-adviser for the Registrant's Intermediate-Term Municipal Bond, Massachusetts Municipal Bond and New York Municipal Bond Funds. The principal business address of SMAM is One Financial Center, Suite 27, Boston, MA 02111. SMAM is an investment adviser registered under the Advisers Act.

Edward Homer Ladd                  Standish International Management       Director
  Chairman and Director              Company, LLC
                                   Citizens Financial Group                Director
                                   Greylock Management                     Director
                                   Harvard Management                      Director
                                   National Grid fka New England           Director
                                     Electric System
                                   Beth Israel/Deaconess Hospital          Board of Overseers
                                   Boston Committee on Foreign Relations   Chairman
                                   Conservation Law Foundation             Board of Advisors
                                   Essex Street Association                Trustee
                                   International Center for Investment     Seminar presentor
                                     Policy
                                   Keezer Trust                            Trustee
                                   Mass Taxpayers Foundation               Chairman
                                   Orchard Partners                        Agent
                                   Watson Venture Trust                    Trustee
                                   Wheelock College                        Trustee
                                   Ladd Family Foundation                  Trustee

Richard Sands Wood                 Standish International                  Executive Vice President,
  Vice Chairman, President         Management Company, LLC                 Director
  and Director                     Standish Investments, Inc.              Director
                                   Standish Fund Distributors, L.P.        Registered Representative
                                   Rockywold Development Corp.             President

Thomas Peter Sorbo                 Standish Fund Distributors, L.P.        Executive Representative
  Vice Chairman,                   Standish International Management       Director
  Chief Operating Officer            Company, LLC
  and Director                     AIMSE                                   Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Beverly Emma Banfield              Standish Fund Distributors, L.P.        Chief Operations Officer
  Vice President,                  Standish International Management       Chief Compliance Officer
  Secretary, Director,               Company, LLC
  Chief Compliance Officer

Ronald Philip O'Hanley             The Dreyfus Corporation                 Vice Chairman
  Director                         Trustees of Reservations, Beverly, MA   Corporate Trustee
                                   Boston Public Library Foundation        Member, Board of Directors
                                   Prime Advisors                          Director
                                   Marine Biological Laboratories          Trustee
                                   Administradora de Fondos de             Director
                                     Inversion Inverfondos
                                   Jobs for Massachusetts                  Member of the Board of Directors
                                   Shore Country Day School                Trustee
                                   Franklin Portfolio Holdings, Inc.       Director
                                   Franklin Portfolio Associates, LLC      Director
                                   Boston Safe Deposit and Trust Company   Executive Committee Member, Director
                                   The Boston Company Inc.                 Executive Committee Member, Director
                                   Buck Consultants, Inc.                  Director
                                   Newton Asset Management Ltd.            Executive Committee Member, Director
                                     (UK), London, England
                                   Mellon Asset Management (Japan) Co.,    Non-Resident Director
                                     LTD Tokyo, Japan
                                   TBCAM Holdings, Inc.                    Director
                                   The Boston Company Asset                Director
                                     Management, LLC
                                   Boston Safe Advisors, Inc.              Chairman and Director
                                   Pareto Partners (UK), London, England   Partner Representative
                                   Mellon Capital Management               Director
                                   Certus Asset Advisors Corp.             Director
                                   Mellon Bond Associates, LLP             Trustee, Chairman
                                   Mellon Equity Associates, LLP           Trustee, Chairman
                                   Mellon-France Corporation               Director
                                   Laurel Capital Advisors                 Trustee

John Joseph Nagoniak               Franklin Portfolio Holdings, Inc.       Chairman
  Director                         Foxstone Financial Inc.                 President

James Milton Gockley               Mellon Bank N.A.                        Asst. General Counsel
  Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Stephen R. Burke                                     --                                            --
  Vice Chairman
  and Director


WEISS, PECK & GREER INVESTMENTS

     WEISS, PECK & GREER INVESTMENTS ("WPG") is the adviser for the Registrant's California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Ohio Tax Free and Tax Free Funds and is a sub-adviser for the Massachusetts Tax Free Money Market and Short Duration Municipal Funds. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.



        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Athanassios Michas                 The Gennadius Library                   Trustee
  CEO, President                     Finance of Development
                                   New York Stock Exchange-International   Director
                                     Advisory Board

Ronald Monroe Hoffner                                --                                            --
  CFO, COO

Michael E. Singer                                    --                                            --
  General Counsel,
  Managing Director, CLO

Robert A. Kloby                                      --                                            --
  Managing Director, CCO


McDONNELL INVESTMENT MANAGEMENT, LLC

     McDONNELL INVESTMENT MANAGEMENT, LLC ("McDonnell") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Dennis John McDonnell              Union Bancorp, Inc.                     Director
  Manager and Chairman             Trans Pacific Bancorp                   Director
                                   Merritt Research Services, LLC          Executive Committee Member
                                   MCM Group, Inc. (Through 12/01)         Director
                                   McCarthy, Crisanti & Maffei, S.A.       Director
                                     (Through 12/01)
                                   MCM Asia Pacific Co., Ltd.              Director, Chairman
                                     (Through 12/01)
                                   Global Decisions Group LLC              Director
                                     (Through 12/01)

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
Edward Allen Treichel              Van Kampen Management Inc.              Senior Vice President
  President and CEO                  (through 10/01)
                                   Van Kampen Funds Inc.                   Agent
                                     (through 10/01)

Michael Paul Kamradt               Van Kampen Management Inc.              Senior Vice President
  Executive Managing                 (Through 10/01)
  Director and Chief               Van Kampen Asset Management Inc.        Senior Vice President
  Investment Officer                 (Through 10/01)
                                   Van Kampen Investment                   Senior Vice President
                                     Advisory Corp. (Through 10/01)
                                   Van Kampen Funds Inc.                   Agent
                                     (Through 10/01)

John Martin McCareins              Van Kampen Management Inc.              Senior Vice President
  Executive Managing                 (Through 10/01)
  Director and Chief               Van Kampen Funds Inc.                   Agent
  Marketing Officer                  (Through 10/01)

James Joseph Boyne                 Van Kampen Management Inc.              Senior Vice President & Deputy General Counsel
  Executive Managing                 (Through 2/01)
  Director, General                Van Kampen Investment                   Senior Vice President & Deputy General Counsel
  Counsel & CCO                      Advisory Corp. (Through 2/01)
                                   Van Kampen Investments Inc.             Senior Vice President & Deputy General Counsel
                                     (Through 2/01)
                                   Van Kampen Funds Inc. (Through 2/01)    Senior Vice President & Deputy General Counsel
                                   Van Kampen Advisors Inc.                Senior Vice President & Deputy General Counsel
                                     (Through 2/01)
                                   Van Kampen Asset Management Inc.        Senior Vice President & Deputy General Counsel
                                     (Through 2/01)
                                   Van Kampen Investor Services Inc.       Senior Vice President & Deputy General Counsel
                                     (Through 2/01)
                                   Van Kampen Insurance Agency of          Senior Vice President & Deputy General Counsel
                                     Illinois Inc. (Through 2/01)
                                   Van Kampen Recordkeeping                Senior Vice President & Deputy General Counsel
                                     Services, Inc. (Through 2/01)

Peter Lydon Clerkin                Van Kampen Management Inc.              Vice President
  Managing Director                  (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent


Mark Joseph Giura                  Van Kampen Management Inc.              Vice President
  Managing Director                  (Through 10/01)
                                   Van Kampen Asset Management Inc.        Vice President
                                     (Through 10/01)

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
                                   Van Kampen Funds Inc. (Through 10/01)   Agent
                                   Van Kampen Investment Advisory Corp.    Vice President
                                     (Through 10/01)

Fabian Gomez                       CIO Consulting Services, Inc.           President
  Managing Director                Nuveen Investments (Through 6/01)       Vice President

James Walter Pittinger             Van Kampen Management Inc.              Vice President
  Managing Director                  (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent


Stephen Wlodarski                  Van Kampen Management Inc.              Vice President
  Managing Director                  (Through 10/01)
                                   Van Kampen Advisors Inc.                Vice President
                                     (Through 10/01)
                                   Van Kampen Asset Management Inc.        Vice President
                                     (Through 10/01)
                                   Van Kampen Investment Advisory Corp.    Vice President
                                      (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent

Richard A. Ciccarone               Merritt Research Services, LLC          Manager, Chairman, President
  Managing Director                Van Kampen Asset Management Inc.        Senior Vice President
                                     (Through 08/01)
                                   Van Kampen Investment Advisory Corp.    Senior Vice President
                                     (Through 08/01)
                                   Van Kampen Funds Inc. (Through 08/01)   Agent
                                   Van Kampen Investments Inc.             Sr. Vice President
                                     (Through 08/01)

Dirck Dwayne Davis                 Van Kampen Management Inc.              Vice President
  Vice President                     (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent

Timothy H. Cook                    Van Kampen Management Inc.              Vice President
  Vice President                     (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
--------------------------------   -------------------------------------   ----------------------------------------------------
James Grabovac                     Independent Futures Trader              Principal
  Vice President                     (Through 7/02)

Diana Fay Jensen                   Van Kampen Management Inc.              Vice President
  Vice President                     (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent

Daniel T. Vande Velde              Van Kampen Management Inc.              Vice President
  Vice President                     (Through 10/01)
                                   Van Kampen Funds Inc. (Through 10/01)   Agent

ITEM 27.   PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

           SEI Daily Income Trust                          July 15, 1982
           SEI Liquid Asset Trust                          November 29, 1982
           SEI Index Funds                                 July 10, 1985
           SEI Institutional Managed Trust                 January 22, 1987
           SEI Institutional International Trust           August 30, 1988
           The Advisors' Inner Circle Fund                 November 14, 1991
           STI Classic Funds                               May 29, 1992
           The Arbor Fund                                  January 28, 1993
           Bishop Street Funds                             January 27, 1995
           STI Classic Variable Trust                      August 18, 1995
           SEI Asset Allocation Trust                      April 1, 1996
           SEI Institutional Investments Trust             June 14, 1996
           HighMark Funds                                  February 15, 1997
           Armada Funds                                    March 8, 1997
           Expedition Funds                                June 9, 1997
           Oak Associates Funds                            February 27, 1998
           The Nevis Fund, Inc.                            June 29, 1998
           CNI Charter Funds                               April 1, 1999
           The Armada Advantage Fund                       May 1, 1999
           Amerindo Funds Inc.                             July 13, 1999
           iShares Inc.                                    January 28, 2000

           iShares Trust                                   April 25, 2000

           Pitcairn Funds                                  August 1, 2000
           First Focus Funds, Inc.                         October 1, 2000
           JohnsonFamily Funds, Inc.                       November 1, 2000
           The MDL Funds                                   January 24, 2001
           Causeway Capital Management Trust               September 20, 2001
           The Japan Fund, Inc.                            October 7, 2002

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                POSITION AND OFFICE                           POSITIONS AND OFFICES
            NAME                                 WITH UNDERWRITER                                WITH REGISTRANT
--------------------------------   ---------------------------------------------      ------------------------------------
Alfred P. West, Jr.                Director, Chairman of the Board of Directors                      --
Mark J. Held                       President & Chief Operating Officer                               --
Robert M. Silvestri                Chief Financial Officer & Treasurer                               --
Carl A. Guarino                    Director, Executive Vice President                                --
Edward D. Loughlin                 Director, Executive Vice President                 President, Chief Executive Officer
Jack May                           Senior Vice President                                             --
Kevin P. Robins                    Senior Vice President                                             --
Patrick K. Walsh                   Senior Vice President                                             --
Timothy D. Barto                   Vice President & Assistant Secretary               Vice President & Secretary
Robert Crudup                      Vice President                                                    --
Richard A. Deak                    Vice President & Assistant Secretary                              --
Scott W. Dellorfano                Vice President                                                    --
Barbara Doyne                      Vice President                                                    --
Jeff Drennen                       Vice President                                                    --
Scott C. Fanatico                  Vice President                                                    --
Michael Farrell                    Vice President                                                    --
Vic Galef                          Vice President                                                    --
Steven A. Gardner                  Vice President                                                    --
Lydia A. Gavalis                   Vice President & Assistant Secretary               Vice President & Assistant Secretary
Greg Gettinger                     Vice President & Assistant Secretary                              --
Kathy Heilig                       Vice President                                                    --
Bridget Jensen                     Vice President                                                    --
John Krzeminski                    Vice President                                                    --
Karen LaTourette                   Secretary                                                         --
Paul Lonergan                      Vice President                                                    --
Ellen Marquis                      Vice President                                                    --
Christine M. McCullough            Vice President & Assistant Secretary               Vice President & Assistant Secretary
Carolyn McLaurin                   Vice President                                                    --

                                                POSITION AND OFFICE                           POSITIONS AND OFFICES
            NAME                                 WITH UNDERWRITER                                WITH REGISTRANT
--------------------------------   ---------------------------------------------      ------------------------------------
Roseanne Miller                    Vice President & Assistant Secretary                              --
John C. Munch                      Vice President & Assistant Secretary               Vice President & Assistant Secretary
Joanne Nelson                      Vice President                                                    --
Rob Redican                        Vice President                                                    --
Maria Rinehart                     Vice President                                                    --
Steve Smith                        Vice President                                                    --
Kathryn L. Stanton                 Vice President                                                    --
Sherry K. Vetterlein               Vice President & Assistant Secretary               Vice President & Assistant Secretary
Lori L. White                      Vice President & Assistant Secretary                              --
Wayne M. Withrow                   Senior Vice President                                             --
William E. Zitelli, Jr.            Vice President & Assistant Secretary               Vice President & Assistant Secretary


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

          (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

               Wachovia Bank, N.A. (formerly First Union National Bank) Broad and Chestnut Street
               P.O. Box 7618
               Philadelphia, PA 19101

          (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4);
     (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
     required books and records are maintained at the offices of Registrant's
     Manager:

               SEI Investments Fund Management
               Oaks, PA 19456

          (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
     the required books and records are maintained at the principal offices of the Registrant's Advisers:

               Deutsche Asset Management Inc.
               345 Park Avenue
               New York, New York 10154

               McDonnell Investment Management, LLC
               1515 West 22nd Street
               11th Floor
               Oak Brook, Illinois 60523

               SEI Investments Management Corporation
               1 Freedom Valley Drive
               Oaks, Pennsylvania 19456

               Standish Mellon Asset Management Company LLC
               One Financial Center
               Suite 27
               Boston, Massachusetts 02111


               Weiss, Peck & Greer Investments
               One New York Plaza
               New York, New York 10004


ITEM 29.   MANAGEMENT SERVICES:

     None

ITEM 30.   UNDERTAKINGS:

     None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of November, 2003.


                                     SEI TAX EXEMPT TRUST

                                     By:      /s/ EDWARD D. LOUGHLIN
                                         -------------------------------------
                                                   Edward D. Loughlin
                                          PRESIDENT & CHIEF EXECUTIVE OFFICER

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                  *                       Trustee                        November 12, 2003
-------------------------------------
          Rosemarie B. Greco

                  *                       Trustee                        November 12, 2003
-------------------------------------
           William M. Doran

                  *                       Trustee                        November 12, 2003
-------------------------------------
          F. Wendell Gooch

                  *                       Trustee                        November 12, 2003
-------------------------------------
        George J. Sullivan, Jr.

                  *                       Trustee                        November 12, 2003
-------------------------------------
            James M. Storey

                  *                       Trustee                        November 12, 2003
-------------------------------------
           Robert A. Nesher

                  *                       Trustee                        November 12, 2003
-------------------------------------
             Nina Lesavoy

        /s/ EDWARD D. LOUGHLIN            President & Chief              November 12, 2003
-------------------------------------       Executive Officer
          Edward D. Loughlin

        /s/ PEDRO A. RODRIGUEZ            Controller & Chief Financial   November 12, 2003
-------------------------------------       Officer
          Pedro A. Rodriguez

*By:    /s/ EDWARD D. LOUGHLIN
     --------------------------------
          Edward D. Loughlin,
           ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

    EXHIBIT                                 DESCRIPTION
---------------   --------------------------------------------------------------
                  Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a) of Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.

                  Amendment to the Registrant's Declaration of Trust, dated July
                    30, 1982, is incorporated herein by reference to Exhibit
                    1(b) of Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Amendment to the Registrant's Declaration of Trust, dated May
                    23, 1986, is incorporated herein by reference to Exhibit
                    1(c) of Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Amendment to the Registrant's Declaration of Trust, dated
                    April 8, 1987, is incorporated herein by reference to
                    Exhibit 1(d) of Post Effective Amendment No. 41 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

                  Amendment to the Registrant's Declaration of Trust, dated
                    December 23, 1988, is incorporated herein by reference to
                    Exhibit 1(e) of Post Effective Amendment No. 41 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

                  Amendment to the Registrant's Declaration of Trust, dated June
                    16, 1989, is incorporated herein by reference to Exhibit
                    1(f) of Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Amendment to the Registrant's Declaration of Trust, dated July
                    5, 1989, is incorporated herein by reference to Exhibit 1(g) of Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Amendment to the Registrant's Declaration of Trust, dated
                    November 15, 1989, is incorporated herein by reference to
                    Exhibit 1(h) of Post Effective Amendment No. 41 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

                  Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post Effective Amendment No.
                    49 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange
                    Commission on December 31, 2001.

                  Not Applicable.

                  Investment Advisory Agreement with Weiss, Peck & Greer
                    Advisers, L.L.C. is incorporated by reference to Exhibit
                    (d)(1) of Post Effective Amendment No. 50 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30,
                    2002.

    EXHIBIT                                 DESCRIPTION
---------------   --------------------------------------------------------------
                  Investment Advisory Agreement with SEI Investment Management
                    Corporation, formerly known as SEI Financial Management
                    Corporation, is incorporated herein by reference to Exhibit
                    5(j) of Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Investment Sub-Advisory Agreement with Deutsche Asset
                    Management Inc. is incorporated herein by reference to Exhibit (d)(12) of Post Effective Amendment No. 46 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on October 13, 2000.

                  Schedule B to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania
                    Municipal Bond Fund, is incorporated by reference to Exhibit
                    (d)(4) of Post Effective Amendment No. 50 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30,
                    2002.

                  Schedule C to Investment Advisory Agreement between Registrant and SEI Investment Management Corporation, formerly known as SEI Financial Management Corporation, adding Massachusetts
                    Tax Free Money Market Fund, is incorporated by reference to Exhibit (d)(5) of Post Effective Amendment No. 50 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

EX-99.d6          Investment Sub-Advisory Agreement between SEI Investments
                    Management Corporation and Weiss, Peck & Greer, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is filed herewith.

                  Investment Sub-Advisory Agreement dated October 31, 2001
                    between SEI Investments Management Corporation and McDonnell
                    Investment Management, LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

                  Investment Sub-Advisory Agreement dated July 31, 2001 between
                    SEI Investments Management Corporation and Standish Mellon
                    Asset Management Company LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to
                    Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

EX-99.d9          Investment Sub-Advisory Agreement between SEI Investments
                    Management Corporation and Weiss, Peck & Greer Investments,
                    a division of Robeco USA, L.L.C., with respect to the Short
                    Duration Municipal Fund is filed herewith.

EX-99.d10         Form of Schedule D to Investment Advisory Agreement between
                    Registrant and SEI Investments Management Corporation,
                    formerly known as SEI Financial Management Corporation,
                    adding Short Duration Municipal Fund is filed herewith.

EX-99.d11         Amendment to Investment Sub-Advisory Agreement between SEI
                    Investments Management Company and Deutsche Asset Management
                    with respect to the Pennsylvania Municipal Bond Fund is
                    filed herewith.

    EXHIBIT                                 DESCRIPTION
---------------   --------------------------------------------------------------
EX-99.d12         Amendment to Investment Sub-Advisory Agreement between SEI
                    Investments Management Corporation and McDonnell Investment
                    Management, LLC with respect to the New Jersey Municipal
                    Bond and California Municipal Bond Funds is filed herewith.

EX-99.d13         Amendment to Investment Sub-Advisory Agreement between SEI
                    Investments Management Corporation and Standish Mellon Asset
                    Management Company LLC with respect to the Intermediate-Term
                    Municipal, New York Municipal Bond and Massachusetts
                    Municipal Bond Funds is filed herewith.

EX-99.d14         Amendment to Investment Sub-Advisory Agreement between SEI
                    Investments Management Corporation and Weiss, Peck & Greer
                    Investments, a division of Robeco USA, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is filed
                    herewith.

                  Amended and Restated Distribution Agreement, dated September
                    16, 2002, is incorporated by reference to Exhibit (e) of Post Effective Amendment No. 50 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 30, 2002.

EX-99.e2          Schedule B to the Distribution Agreement, dated September 17,
                    2003, is filed herewith.

                  Not Applicable.

                  Custodian Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

                  Amended and Restated Administration and Transfer Agency
                    Agreement, dated September 16, 2002, is incorporated by reference to Exhibit (h)(1) of Post Effective Amendment No.
                    50 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange
                    Commission on December 30, 2002.

EX-99.Bh2         Schedule D to the Administration and Transfer Agency
                    Agreement, dated September 17, 2003, is filed herewith.

                  Shareholder Service Plan and Agreement relating to the Class
                    Y Shares is incorporated by reference to Exhibit (h)(2) of Post Effective Amendment No. 50 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 30, 2002.

                  Form of Class A Shareholder Service Plan and Agreement is
                    incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on May 5, 1996.

                  Form of Class B Shareholder Service Plan and Agreement is
                    incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on May 5, 1996.

    EXHIBIT                                 DESCRIPTION
---------------   --------------------------------------------------------------
                  Form of Class B Administrative Services Plan and Agreement is
                    incorporated by reference to Exhibit (9)(c) of
                    Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on May 5, 1996.

                  Form of Class C Shareholder Service Plan and Agreement is
                    incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on May 5, 1996.

                  Form of Class C Administrative Services Plan and Agreement is
                    incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on May 5, 1996.

EX-99.Bi          Opinion and Consent of Counsel is filed herewith.

EX-99.Bj          Consent of Independent Auditors is filed herewith.

                  Not Applicable.

                  Not Applicable.

                  Not Applicable.

                  Amended and Restated Rule 18f-3 Plan is incorporated by
                    reference to Exhibit (n)(1) of Post Effective Amendment No.
                    50 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange
                    Commission on December 30, 2002.

                  Not Applicable.

                  Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed
                    Trust's Registration Statement on Form N-1A (File Nos.
                    33-09504 and 811-04878), filed with the SEC on June 30, 2000.

                  Code of Ethics for SEI Investments Company dated December,
                    2001 is incorporated by reference to Exhibit (p)(2) of Post
                    Effective Amendment No. 50 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 30, 2002.

                  Code of Ethics for Deutsche Asset Management Inc. dated April,
                    2000 is incorporated herein by reference to Exhibit (p)(3) of Post Effective Amendment No. 46 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 13,
                    2000.

                  Code of Ethics for Weiss, Peck & Greer L.L.C. dated April 2000 is incorporated herein by reference to Exhibit (p)(4) of Post Effective Amendment No. 46 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on October 13, 2000.

                  Code of Ethics for Standish Mellon Asset Management LLC
                    dated July 2000 is incorporated by reference to Exhibit
                    (p)(5) of Post Effective Amendment No. 50 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30,
                    2002.

    EXHIBIT                                 DESCRIPTION
---------------   --------------------------------------------------------------
                  Code of Ethics for McDonnell Investment Management, LLC is
                    incorporated by reference to Exhibit (p)(7) of
                    Post-Effective Amendment No. 49 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 31, 2001.

                  Powers of Attorney for William M. Doran, F. Wendell Gooch,
                    Rosemarie B. Greco, James M. Storey, George J. Sullivan,
                    Jr., Edward D. Loughlin, Pedro A. Rodriguez, Nina Lesavoy, and Robert A. Nesher are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI
                    Institutional Managed Trust's Registration Statement on Form
                    N-1A (File No. 33-9504) filed with the SEC on November 12,
                    2003.